SUBSEQUENT EVENTS	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events that have occurred from January 1, 2022, through the date that these consolidated financial statements were issued, and determined that there were no subsequent events or transactions that required recognition or disclosure in the consolidated financial statements, except as described below.

On April 14, 2022, the Company granted stock options to purchase a total of 140,000 Common Shares, with a five-year term and an exercise price of $5.00 per Common Share, under the Incentive Plan, to ten employees, advisory board member, board members, and members of management, with the options becoming vested as follows: one-third on April 14, 2023 grant, one-third on April 14, 2024, and one-third on April 14, 2025.

On April 20, 2022, the Company issued 162,600 Common Shares for gross proceeds of $813,000.

On April 21, 2022, the Company effected a consolidation (the “Consolidation”) of all outstanding Common Shares, as approved by the Company’s shareholders at a meeting of the shareholders held on December 15, 2021. with a consolidation ratio of one post-Consolidation Common Share for every ten pre-Consolidation Common Shares outstanding prior to the effective date of the Consolidation. As a result of the Consolidation, each ten pre-Consolidation Common Shares outstanding prior to the effective date of the Consolidation were automatically consolidated into one post-Consolidation Common Share without any action on the part of the holders, and the number of outstanding Common Shares was reduced from 63,513,530 Common Shares to 6,351,354 Common Shares. The effect of this Consolidation has been retrospectively reflected throughout these financial statements

14.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events that have occurred from January 1, 2022, through the date that the consolidated financial statements were issued, and determined that there were no subsequent events or transactions that required recognition or disclosure in the consolidated financial statements, except as described below.

On December 15, 2021, the shareholders of the Company authorized the filing of articles of amendment to consolidate the issued and outstanding common shares of the Company within the range of one Common Share for every two to twelve Common Shares that are outstanding, which is expected to be effective in February 2022.

On February 2, 2022, the Company issued 196,400 Common Shares for gross proceeds of $982,000.

On February 15, 2022, the Company completed the acquisition of 100 percent of all outstanding shares of TruMed Limited in exchange for the aggregate consideration of $750,000, which consists of $130,000 of cash consideration, $70,000 payable pursuant to the terms of a promissory note, and $550,000 of contingent consideration payable upon TruMed Limited achieving certain milestones.

On March 4, 2022, the Company issued 188,100 Common Shares for gross proceeds of $940,500.

Subsequent events (unaudited)

The events described below occurred after the date that the consolidated financial statements were issued.

On April 14, 2022, we granted options to purchase a total of 140,000 Common Shares, with a five-year term and an exercise price of $5.00 per Common Share, under the Incentive Plan, to ten employees, advisory board member, board members, and members of management, with the options becoming vested as follows: one-third on April 14, 2023 grant, one-third on April 14, 2024, and one-third on April 14, 2025.

On April 20, 2022, the Company issued 162,600 Common Shares for gross proceeds of $813,000.

On April 21, 2022, the Company effected a consolidation (the “Consolidation”) of all outstanding Common Shares, as approved by the Company’s shareholders at a meeting of the shareholders held on December 15, 2021. with a consolidation ratio of one post-Consolidation Common Share for every ten pre-Consolidation Common Shares outstanding prior to the effective date of the Consolidation. As a result of the Consolidation, each ten pre-Consolidation Common Shares outstanding prior to the effective date of the Consolidation were automatically consolidated into one post-Consolidation Common Share without any action on the part of the holders, and the number of outstanding Common Shares was reduced from 63,513,530 Common Shares to 6,351,354 Common Shares. The Consolidation also applied to Common Shares issuable upon the exercise of the Company’s outstanding stock options as well as warrants convertible into Common Shares. Prior to the Consolidation, there were up to 6,150,000 Common Shares issuable upon the exercise of outstanding options, of which 3,650,000 had an exercise price of CAD$0.20 per Common Share, 1,100,000 had an exercise price of CAD$0.35 per Common Share, and 1,400,000 have an exercise price of $0.50 per Common Share; immediately following the Consolidation, there were up to 615,000 Common Shares issuable upon the exercise of outstanding options under the Incentive Plan, of which 365,000 have an exercise price of CAD$2.00 per Common Share, 110,000 have an exercise price of CAD$3.50 per Common Share, and 140,000 have an exercise price of $5.00 per Common Share. Prior to the Consolidation, there were 5,006,204 warrants outstanding, with an exercise price of CAD$0.50; immediately following the Consolidation, there were 500,620 warrants outstanding, with an exercise price of CAD$5.00. The effect of this Consolidation has been retrospectively reflected throughout these financial statements.